                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

   VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

   PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

   PAR
   AMOUNT
   (000)        DESCRIPTION                                                            COUPON         MATURITY          VALUE
                MUNICIPAL BONDS 155.4%
                CALIFORNIA 150.0%
 $      1,020   A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                            *       08/01/17     $      627,208
        2,000   A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                            *       08/01/21            994,860
        1,610   A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                            *       08/01/22            762,045
        3,390   Abag Fin Auth For Nonprofit Corp CA Ctf Partn Childrens Hosp
                Med Ctr (AMBAC Insd)                                                      5.875%       12/01/19         3,623,368
          500   Abag Fin Auth For Nonprofit Copr CA Ctf Partn Childrens Hosp
                Med Ctr (AMBAC Insd)                                                      6.000       12/01/29            535,265
        2,000   Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen
                Manor Sr Citizens (CA MTG Insd)                                           6.100       02/15/25          2,070,680
        4,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
                Dominion Ser A Rfdg (AMT) (Asset Gty Insd)                                6.400       08/15/30          4,145,040
        1,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
                Dominion Ser B Rfdg (Asset Gty Insd)                                      6.250       08/15/30          1,036,630
        1,205   Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)                            4.750       06/01/20          1,217,496
        3,540   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj
                Ser C (FSA Insd)                                                              *       09/01/32          1,005,537
        2,790   Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown
                (Radian Insd)                                                             5.000       08/01/23          2,852,133
        2,510   Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA Insd) (a)         5.000       09/01/24          2,600,184
        5,000   Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D          5.000       04/01/17          5,219,300
        1,000   Benicia, CA Uni Sch Dist Ser B (MBIA Insd)                                    *       08/01/18            538,890
        1,725   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd) (a)               5.250       08/01/22          1,855,496
        1,055   Borrego, CA Wtr Dist Ctf Partn Wtr Sys Acquisition (a)                    7.000       04/01/27          1,093,339
        1,390   Brea & Olinda, CA Uni Sch Dist Ctf Partn Ser A Rfdg (FSA Insd) (a)        5.500       08/01/19          1,498,851
        1,510   Brea & Olinda, CA Uni Sch Dist Ctf Partn Ser A Rfdg (FSA Insd) (a)        5.500       08/01/20          1,628,248
        3,535   Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (a)                  5.500       08/01/20          3,799,984
          250   Burbank, CA Cmnty Fac Dist Spl Tax No 2005-1                              5.200       12/01/23            253,877
        1,500   Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
                (AMBAC Insd)                                                              5.250       12/01/23          1,585,350
        2,060   Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC Insd)                     5.000       06/01/29          2,119,699
        2,060   Calexico, CA Uni Sch Dist Ser A (MBIA Insd) (a)                           5.000       08/01/27          2,133,460
        2,000   California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty
                Ser A Rfdg                                                                5.125       06/01/38          1,993,620
        5,000   California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty
                Ser A Rfdg                                                                5.250       06/01/45          5,001,350
        5,000   California Cnty, CA Tob Sec Agy Tob Asset Bkd Sonoma Cnty
                Corp Rfdg                                                                 5.125       06/01/38          4,984,050
        3,000   California Cnty, CA Tob Sec Agy Tob Asset Bkd Los Angeles
                Cnty Sec (b)                                                            0/5.450       06/01/28          2,424,990
        2,000   California Ed Fac Auth Rev CA College Arts                                5.000       06/01/35          1,974,280
        2,500   California Ed Fac Auth Rev Golden Gate Univ                               5.000       10/01/36          2,467,225
        1,000   California Ed Fac Auth Rev Pitzer College Ser A                           5.000       04/01/30          1,013,620
        3,210   California Ed Fac Auth Rev Pitzer College Ser A                           5.000       04/01/35          3,235,616
        2,000   California Ed Fac Auth Rev Pooled College & Univ Proj Ser B               5.250       04/01/24          2,038,340
        2,000   California Ed Fac Auth Rev Pooled College & Univ Proj Ser B               6.750       06/01/30          2,141,780

        1,000   California Ed Fac Auth Rev Pooled College & Univ Ser B                    6.625       06/01/20          1,076,550
          375   California Ed Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT)
                (MBIA Insd)                                                               6.000       03/01/16            385,774
        1,500   California Ed Fac Auth Rev Univ of Redlands Ser A                         5.000       10/01/31          1,518,060
        2,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                5.000       11/15/27          2,030,300
        4,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                5.000       11/15/34          4,044,440
           90   California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
                (CA MTG Insd)                                                             6.700       03/01/11             90,187
          180   California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
                (CA MTG Insd)                                                             6.750       03/01/20            180,374
        2,205   California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare Ser A
                (CA MTG Insd)                                                             6.125       05/01/12          2,208,462
        1,100   California Hlth Fac Fin Auth Rev Kaiser Permanente Ser A                  5.000       04/01/37          1,112,375
          700   California Hlth Fac Fin Auth Rev Kaiser Permanente Ser A                  5.250       04/01/39            722,827
        3,000   California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT)
                (MBIA Insd)                                                               5.850       08/01/17          3,065,370
        2,000   California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdg
                First Lien Ser A (Prerefunded @ 01/01/28) (FGIC Insd)                     5.000       07/01/29          2,169,640
        1,000   California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Ser A
                Rfdg (MBIA Insd)                                                          5.900       06/01/14          1,126,490
        1,000   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt
                Inc Proj Ser B (AMT)                                                      5.000       07/01/27          1,006,650
        2,500   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt
                Inc Proj Ser C (AMT)                                                      5.125       11/01/23          2,565,425
           60   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
                Sec Pgm Ser B (AMT) (GNMA Collateralized)                                 6.150       06/01/20             61,208
           15   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
                Sec Pgm Ser C (AMT) (GNMA Collateralized)                                 7.500       08/01/27             15,261
           15   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
                Sec Ser A2 (AMT) (GNMA Collateralized)                                    7.950       12/01/24             15,571
           85   California Rural Home Mtg Fin Auth Single Family Mtg Rev Pgm
                Ser B (AMT) (GNMA Collateralized)                                         6.250       12/01/31             86,794
           35   California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C
                (AMT) (GNMA Collateralized)                                               7.800       02/01/28             35,672
        1,060   California Spl Dist Assn Fin Corp Ctf Part Spl Dist Fin Pgm Ser
                KK (FSA Insd) (a)                                                         5.800       11/01/29          1,126,854
        2,110   California Spl Dist Fin Pgm Ser 00 (MBIA Insd) (a)                        5.250       12/01/26          2,192,585
        2,000   California St (CIFG Insd)                                                 5.000       10/01/22          2,063,540
        3,000   California St (FGIC Insd) (a)                                             5.000       10/01/23          3,078,360
        1,000   California St (MBIA Insd) (a)                                             5.000       02/01/26          1,033,680
          835   California St Dept Wtr Res Rev Ser W                                      5.500       12/01/17            898,602
        1,000   California St Pub Wks Brd Dept Corrections Ser C                          5.500       06/01/23          1,073,100
        2,340   California St Rfdg (FGIC Insd)                                            5.000       02/01/23          2,389,000
        7,500   California St Rfdg                                                        5.000       03/01/24          7,756,200
        4,145   California St Rfdg                                                        5.000       03/01/26          4,286,800
          960   California St Vet Ser BJ (AMT)                                            5.700       12/01/32            980,285
        2,230   California Statewide Cmnty Dev Auth CHF-Irvine LLC UCI East Rfdg          5.000       05/15/38          2,265,212
        3,000   California Statewide Cmnty Dev Auth Rev Daughters of Charity
                Hlth Ser A                                                                5.250       07/01/30          3,084,810
        4,355   California Statewide Cmnty Dev Auth Rev Daughters of Charity
                Hlth Ser A                                                                5.250       07/01/35          4,469,536
        3,000   California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist
                Hlth Ser A                                                                5.000       03/01/35          3,030,960
        2,800   California Statewide Cmnty Dev Auth Rev Kaiser Permanente Ser B           5.000       03/01/41          2,815,120
        4,200   California Statewide Cmnty Dev Auth Rev Kaiser Permanente Ser B           5.250       03/01/45          4,319,280
        3,500   California Statewide Cmnty Dev Auth Rev Kaiser Permanente Ser C           5.250       08/01/31          3,639,440
        1,280   California Statewide Cmnty Dev Auth Wtr Rev Pooled Fin Pgm Ser C
                (FSA Insd)                                                                5.250       10/01/28          1,344,973
        1,325   California Statewide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled
                Fin Pgm Ser B (FSA Insd)                                                  5.250       10/01/23          1,410,171

        1,595   Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (a)                               *       08/01/24            679,741
        1,675   Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (a)                               *       08/01/25            677,018
        2,000   Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)                     5.000       10/01/23          2,080,760
        1,095   Cathedral City, CA Impt Bd Act 1915 Ltd Oblig Cove Impt Dist
                04-02 (a)                                                                 5.000       09/02/22          1,100,650
          850   Cathedral City, CA Ltd Oblig Cove Impt Dist 04-02                         5.000       09/02/23            849,481
        1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                (MBIA Insd) (a)                                                               *       08/01/27            398,086
        1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                (MBIA Insd) (a)                                                               *       08/01/28            379,533
        1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                (MBIA Insd) (a)                                                               *       08/01/30            341,905
        1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                (MBIA Insd) (a)                                                               *       08/01/31            325,055
        1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                (MBIA Insd) (a)                                                               *       08/01/32            309,746
        1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                (MBIA Insd) (a)                                                               *       08/01/33            295,174
        2,000   Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice-Gen
                Proj Rev (MBIA Insd)                                                      5.000       07/01/17          2,055,400
          220   Cerritos, CA Cmnty College Dist Election 2004 Ser A
                (MBIA Insd) (a)                                                           5.000       08/01/27            227,845
        2,500   Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                            5.000       05/01/27          2,577,050
        1,805   Channel Is Beach, CA Cmnty Svc Dist Swr Rev Ctf Partn Ser A
                (Radian Insd) (a)                                                         5.250       11/01/35          1,882,092
        1,700   Chino Vly Uni Sch Dist CA Ctf Partn Ser A Rfdg (FSA Insd)                 5.375       09/01/20          1,824,253
        2,000   Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1 Impt Area
                San Miguel Ser B                                                          5.350       09/01/26          2,037,340
        2,000   Chula Vista, CA Indl Dev Rev San Diego Gas Ser A                          5.300       07/01/21          2,104,300
        1,000   Chula Vista, CA Pub Fin Auth Rev Ser A Rfdg (MBIA Insd)                   5.000       09/01/29          1,029,760
        2,335   Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D Rfdg                8.625       09/01/24          2,390,620
        1,540   Chula Vista, CA Redev Agy Tax Alloc Sub Bayfront Ser B Rfdg (c)           5.250       10/01/27          1,541,401
        1,605   Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Ser B Rfdg
                (XLCA Insd)                                                               5.250       09/01/34          1,685,427
        1,000   Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg                     5.875       12/01/28          1,028,340
        2,900   Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)                              5.500       08/01/22          3,180,633
        2,000   Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj              6.300       09/01/36          2,106,800
        1,600   Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (XLCA Insd)         5.000       10/01/29          1,642,512
        2,000   Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (XLCA Insd)         5.000       10/01/34          2,046,980
        1,965   Contra Costa Cnty, CA Ctf Partn Merrithew Mem Hosp Proj Rfdg
                (MBIA Insd)                                                               5.500       11/01/22          2,039,827
        1,250   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (d)                 *       09/01/16            807,325
        1,595   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                     *       09/01/17            977,161
        1,735   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (a)                 *       09/01/18          1,007,410
        1,360   Csuci Fin Auth Rev CA East Campus Cmnty Ser A (LOC -Citibank)
                (MBIA Insd)                                                               5.125       09/01/21          1,425,878
          615   Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace Ranch Area Ser A              6.500       09/01/15            640,055
        1,245   Duarte, CA Multi-Family Rev Hsg Heritage Pk Apt Ser A (AMT)
                (FNMA Collateralized)                                                     5.850       05/01/30          1,282,300
          925   Duarte, CA Redev Agy Tax Alloc Davis Addition Proj Area Rfdg              6.700       09/01/14            960,714
        2,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                       5.000       06/01/21          2,078,980
        4,445   East Bay, CA Muni Util Dist Wtr Sys Rev Sub                               5.250       06/01/19          4,590,796
        1,280   El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Ser B Rfdg
                (AMT) (MBIA Insd) (a)                                                     5.250       07/01/15          1,340,621
        1,220   Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin                          5.900       09/02/21          1,244,937
        1,000   Emeryville, CA Pub Fin Auth Rev Shellmound Pk Redev & Hsg Proj
                Ser B (MBIA Insd)                                                         5.000       09/01/19          1,028,180
        5,155   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A
                (MBIA Insd)                                                               5.000       09/01/33          5,305,217

        1,010   Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec
                Ser A (AMBAC Insd) (a)                                                        *       10/01/19            552,116
        1,060   Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec
                Ser A (AMBAC Insd) (a)                                                        *       10/01/21            521,647
        3,000   Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)             5.250       12/01/19          3,111,540
        1,000   Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj Rfdg
                (MBIA Insd)                                                               5.000       09/01/22          1,026,660
        1,950   Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj Rfdg
                (MBIA Insd)                                                               5.200       09/01/30          2,006,920
       10,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                  *       01/15/25          3,482,400
       15,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                  *       01/15/26          4,912,950
       11,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                  *       01/15/30          2,822,820
        5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                  *       01/15/31          1,206,050
        2,950   Foothill/Eastern Corridor Agy CA Toll Rd Rev (Escrowed to Maturity)           *       01/01/27          1,129,024
        5,500   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec
                Rfdg (b)                                                                0/5.875       01/15/27          4,856,610
        1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg                         5.750       01/15/40          1,034,700
        1,000   Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A Rfdg
                (MBIA Insd)                                                               5.750       11/01/16          1,043,190
        1,115   Garden Grove, CA Pub Fin Auth Rev Ctf Partn Wtr Svc Cap Impt Pgm
                (FSA Insd)                                                                5.000       12/15/23          1,157,816
        2,500   Glendale, CA Uni Sch Dist Ser C (FSA Insd)                                5.500       09/01/19          2,642,625
        1,680   Glendale, CA Uni Sch Dist Ser D (MBIA Insd) (a)                           5.250       09/01/17          1,779,792
        8,255   Golden St Tob Sec Corp CA Ser A-1                                         6.625       06/01/40          9,212,250
        5,275   Golden St Tob Sec Corp CA Tob Settlement Rev Ser 2003 A-1                 6.250       06/01/33          5,768,687
        1,000   Golden St Tob Sec Corp CA Tob Settlement Rev Ser 2003 A-1                 6.750       06/01/39          1,125,700
        1,000   Huntington Pk, CA Pub Fin Auth Lease Rev Wastewtr Sys Proj Ser A          6.200       10/01/25          1,031,070
        3,000   Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)                   5.250       11/01/23          3,169,020
        3,435   Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B
                (AMBAC Insd) (a)                                                          5.000       09/02/22          3,540,523
        2,000   Irvine, CA Uni Sch Dist Fin Auth Spl Tax Group II Ser A                   5.125       09/01/36          1,990,780
        1,660   Jarupa, CA Cmnty Svc Dist  Spl Tax Cmnty Fac Dist No 21 Ser A             5.000       09/01/26          1,646,421
        1,000   Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus/Kern Cmnty
                (AMBAC Insd) (a)                                                              *       08/01/22            472,580
          800   Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus/Kern Cmnty
                Ser A (AMBAC Insd) (a)                                                    5.000       08/01/19            836,408
        1,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                             5.250       09/01/24          1,064,600
        1,420   La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
                (AMBAC Insd)                                                              5.000       09/01/22          1,476,885
        1,500   La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
                (AMBAC Insd)                                                              5.125       09/01/32          1,561,650
        1,000   Laguna Hills, CA Ctf Partn Cmnty Ctr Proj (MBIA Insd)                     5.000       12/01/18          1,046,420
        1,185   Lake Elsinore, CA Uni Sch Dist Cmnty Fac Dist Spl Tax No 2005-1
                Impt Area Ser A                                                           5.300       09/01/26          1,205,015
        1,245   Lake Elsinore, CA Uni Sch Dist Cmnty Fac Dist Spl Tax No 2005-1
                Impt Area Ser A                                                           5.400       09/01/35          1,257,848
        1,105   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                        *       08/01/20            577,429
        1,145   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                        *       08/01/21            567,886
        1,020   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                            *       08/01/24            432,786
        1,255   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                        *       08/01/25            504,912
        1,000   Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt Dist 03-1                 5.000       09/02/25            994,480
        5,000   Loma Linda, CA Hosp Rev Loma Linda Univ Med Ctr Ser A                     5.000       12/01/22          5,054,300
        1,000   Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg
                (MBIA Insd)                                                               5.125       07/01/30          1,045,630
          145   Long Beach, CA Bd Fin Auth Tax Alloc Rev North Long Ser A
                (AMBAC Insd)                                                              5.375       08/01/21            155,662

        3,555   Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)                            5.250       05/15/18          3,687,673
        2,000   Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First
                Tier Ser C Rfdg (AMBAC Insd)                                              5.000       07/01/23          2,065,180
        1,250   Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf LA Cnty Sch
                Pooled Fin Proj Ser A (FSA Insd)                                          5.000       09/01/28          1,284,062
        1,200   Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap
                Apprec Pooled Fin Ser A (AMBAC Insd)                                          *       08/01/26            454,656
        2,755   Los Angeles Cnty, CA Sch Ser B (MBIA Insd)                                5.000       11/01/24          2,855,613
        2,000   Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Bunker
                Hill Proj Ser A (FSA Insd)                                                5.000       12/01/27          2,062,420
        2,000   Los Angeles, CA Cmnty Redev Agy Fin Auth Rev Ser N (MBIA Insd)            5.250       09/01/26          2,134,640
        1,900   Los Angeles, CA Ctf Partn                                                 5.700       02/01/18          1,970,091
        1,000   Los Angeles, CA Ctf Partn Dept Pub Social Svc Ser A (AMBAC Insd)          5.500       08/01/31          1,046,550
        3,000   Los Angeles, CA Ctf Partn Sr Sonnenblick Del Rio W L A (AMBAC Insd)       6.000       11/01/19          3,270,780
        2,000   Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)                      5.000       07/01/26          2,074,680
        1,505   Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab Proj Ser A
                (AMT) (FNMA Collateralized)                                               5.700       12/01/27          1,507,182
          155   Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A (AMT)
                (GNMA Collateralized)                                                     6.875       06/01/25            158,894
        1,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                             5.250       07/01/20          1,072,040
        1,000   Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)                       5.375       07/01/18          1,062,850
        1,190   Lynwood, CA Util Auth Enterp Rev (FSA Insd) (a)                           5.000       06/01/25          1,229,615
        3,650   Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                 *       09/01/22          1,718,201
        2,000   Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp (MBIA Insd)                5.250       06/01/30          2,096,140
        3,400   Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)                   5.000       10/01/26          3,516,620
        3,720   Midpeninsula Regl Open Space Dist CA Fin Auth Rev (AMBAC Insd) (a)            *       08/01/27          1,062,172
        3,240   Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap Apprec
                Second Issue (AMBAC Insd)                                                     *       08/01/26            984,312
        1,710   Modesto, CA Irr Dist Ctf Partn Cap Impts Ser A (FSA Insd)                 5.250       07/01/17          1,809,265
        2,500   Modesto, CA Spl Tax Cmnty Fac Dist No 04 1 Vlg 2                          5.150       09/01/36          2,479,100
        2,000   Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home
                Pk Proj                                                                   6.000       11/15/22          2,094,800
        3,180   Mount Diablo, CA Uni Sch Dist (FSA Insd)                                  5.000       08/01/26          3,283,732
        1,110   Mountain View Los Altos, CA Uni High Sch Dist Cap Apprec Ser D
                (FSA Insd) (a)                                                                *       08/01/24            473,304
        1,730   National City, CA Cmnty Dev Commn Tax Alloc National City Redev
                Proj Ser A (AMBAC Insd) (a)                                               5.500       08/01/32          1,855,840
        1,000   National City, CA Cmnty Dev Commn Tax Alloc Redev Proj Ser B
                Rfdg (AMBAC Insd)                                                         5.250       08/01/32          1,052,420
        1,670   National City, CA Cmnty Dev Commn Tax Alloc Redev Proj Ser B
                Rfdg (AMBAC Insd) (a)                                                     5.000       08/01/25          1,730,237
        2,000   Needles, CA Pub Util Auth Util Sys Acquisition Proj Ser A                 6.500       02/01/22          2,061,660
        1,500   Norco, CA Spl Tax Cmnty Fac Dist No 97-1 Rfdg (Asset Gty Insd)            4.875       10/01/30          1,508,715
        1,225   Novato, CA Uni Sch Dist (FSA Insd)                                        5.000       08/01/28          1,267,851
          995   Oceanside, CA Cmnty Fac No 2001-1 Morro Hills Dev                         5.500       09/01/34          1,014,781
        3,000   Oxnard, CA Harbor Dist Rev Ser B                                          6.000       08/01/24          3,226,110
        2,500   Oxnard, CA Spl Tax Cmnty Fac Dist No 3 Seabridge                          5.000       09/01/35          2,423,525
        1,000   Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)                       6.200       08/01/30          1,176,230
        1,965   Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd) (a)                           5.250       10/01/22          2,094,395
        1,230   Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A Rfdg
                (MBIA Insd) (a)                                                           5.000       08/01/21          1,282,263
          250   Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)               5.450       07/01/20            251,033


          530   Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)               5.550       07/01/28            532,422
          520   Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr West
                (Escrowed to Maturity)                                                        *       12/01/07            485,113
        4,350   Perris, CA Pub Fin Auth Rev Tax Alloc                                     5.350       10/01/36          4,362,485
        1,040   Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd) (a)               5.000       10/01/24          1,077,669
        1,000   Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd)                   5.000       10/01/31          1,026,570
        1,000   Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA Insd)               5.500       05/01/19          1,111,250
        1,375   Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj
                (AMBAC Insd)                                                                  *       08/01/26            527,313
        1,000   Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)            5.375       10/01/32          1,042,300
        3,350   Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)                         5.375       11/01/25          3,461,019
        3,000   Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)                             5.000       11/01/22          3,076,620
        1,000   Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A (MBIA Insd)         5.000       06/15/33          1,022,400
        2,500   Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist 6-4 S Ranch                 5.125       09/01/35          2,488,650
        2,000   Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge
                Anatolia                                                                  6.000       09/01/24          2,054,860
        1,000   Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj
                (FSA Insd)                                                                5.250       09/01/20          1,045,390
        1,220   Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj
                Ser A 1 (MBIA Insd)                                                       5.000       04/01/26          1,249,219
        2,540   Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj
                Ser A-E (MBIA Insd)                                                       5.250       04/01/33          2,633,548
        3,800   Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)        4.750       08/01/21          3,846,208
        1,000   Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr Redev Proj               7.000       07/01/16          1,021,660
        4,000   Redwood City, CA Sch Dist (FGIC Insd)                                     5.000       07/15/23          4,152,880
        3,000   Redwood City, CA Sch Dist (FGIC Insd)                                     5.000       07/15/27          3,097,320
        1,740   Riverside Cnty, CA Ctf Partn Historic Ct Hse Ser B Rfdg
                (FGIC Insd) (a)                                                           5.000       11/01/25          1,804,450
        2,000   RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92 1 Ser A
                (AMBAC Insd) (c)                                                          5.000       09/01/36          2,059,820
        1,650   Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)                          *       06/01/20            834,174
        2,000   Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg
                (AMBAC Insd)                                                              5.500       12/01/16          2,238,640
        3,750   Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                    5.000       12/01/33          3,855,188
        1,000   Sacramento, CA City Fin Auth Rev Tax Alloc Ser A (FGIC Insd)              5.000       12/01/34          1,027,410
        1,000   Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                   5.250       08/01/27          1,032,950
        2,000   Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                   5.250       08/01/31          2,058,520
        2,000   San Bernardino, CA Jt Pwr Fin Auth Ctf Partn (MBIA Insd)                  5.500       09/01/20          2,129,480
        1,830   San Diego Cnty, CA Ctf Partn Edgemoor Proj & Regl Sys Rfdg
                (AMBAC Insd)                                                              5.000       02/01/25          1,893,391
          955   San Diego, CA Hsg Auth Multi-Family Hsg Rev Mtg Bkd Sec Pgm
                Ser C (AMT) (GNMA Collateralized)                                         5.000       07/20/18            971,225
        1,000   San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)                        5.000       05/15/20          1,005,790
        2,500   San Diego, CA Redev Agy Centre City Redev Proj Ser A                      6.400       09/01/25          2,614,150
        1,000   San Diego, CA Uni Port Dist Ser B (MBIA Insd)                             5.000       09/01/24          1,035,930
        1,000   San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser A
                (FSA Insd)                                                                5.000       09/01/16          1,042,690
        1,035   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second
                Ser Issue 15B (MBIA Insd)                                                 4.800       05/01/17          1,055,597
        1,660   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac
                Lease Ser A (AMT) (FSA Insd)                                              6.125       01/01/27          1,742,386
        2,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser
                27A Rfdg (AMT) (MBIA Insd)                                                5.250       05/01/26          2,051,760
        3,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser
                27A Rfdg (AMT) (MBIA Insd)                                                5.250       05/01/31          3,066,090
          755   San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
                (XLCA Insd) (a)                                                               *       07/01/14            544,144
        5,000   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
                (MBIA Insd)                                                               5.000       09/01/17          5,230,600


        1,600   San Leandro, CA Ctf Partn Lib & Fire Stations Fin (AMBAC Insd)            5.700       11/01/20          1,716,656
        2,000   San Leandro, CA Ctf Partn Lib & Fire Stations Fin (AMBAC Insd)            5.750       11/01/29          2,140,700
        2,500   San Marcos, CA Pub Fac Auth Rev Rols RR II R 514 (Acquired
                02/10/06, cost $2,775,050) (Inverse Fltg) (AMBAC Insd) (e)                4.800       10/01/31          2,687,400
        2,000   Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                                  5.600       08/01/23          2,252,580
        1,350   Santa Ana, CA Uni Sch Dist (MBIA Insd) (a)                                5.375       08/01/21          1,443,501
        4,820   Santa Ana, CA Uni Sch Dist (MBIA Insd)                                    5.375       08/01/27          5,104,814
        1,000   Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec Fin Proj (FSA Insd)           *       04/01/36            217,880
          700   Santa Ana, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 2004-1               5.050       09/01/30            690,844
        4,200   Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A
                (XLCA Insd)                                                               5.125       12/01/35          4,361,238
        1,220   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
                Rfdg (FGIC Insd) (a)                                                      5.250       09/01/20          1,294,286
        1,285   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
                Rfdg (FGIC Insd) (a)                                                      5.250       09/01/21          1,360,828
        1,350   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
                Rfdg (FGIC Insd) (a)                                                      5.250       09/01/22          1,427,126
        3,305   South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)                 5.800       09/02/18          3,522,304
        1,640   South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev Proj Area 1-A
                Rfdg (FSA Insd)                                                           5.000       10/01/29          1,686,953
        2,250   South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Ser A (AMBAC Insd)        5.000       10/01/28          2,325,915
        5,000   Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs                         6.750       07/01/12          5,660,200
          895   Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT)
                (FNMA Collateralized)                                                     5.625       08/01/29            922,727
        2,745   State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)                    5.500       08/01/28          2,970,804
        1,300   Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (a)                             *       08/01/22            614,354
        1,605   Tehachapi, CA Redev Agy Tax Alloc Tehachapi Redev Proj (Radian Insd)      5.250       12/01/35          1,678,268
       10,000   Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd Ser A-1        5.375       06/01/38         10,153,800
       10,800   Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd Ser A-1        5.500       06/01/45         10,999,476
        4,000   Tobacco Sec Auth Southn CA Tob Settlement Sr Ser A 1                      5.000       06/01/37          3,916,600
        6,000   Tobacco Sec Auth Southn CA Tob Settlement Sr Ser A 1                      5.125       06/01/46          5,889,600
        4,000   University of CA Ctf Part San Diego Campus Proj Ser A                     5.250       01/01/32          4,123,760
       10,000   University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)                 5.250       05/15/30         10,472,600
        1,000   University of CA Rev Resh Fac Ser E (AMBAC Insd)                          5.000       09/01/19          1,037,610
        2,200   Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)                          5.500       08/01/23          2,382,666
        1,000   Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile Home Ser A
                (Prerefunded @ 02/01/25)                                                  5.875       02/01/28          1,049,480
        1,000   Vista, CA Uni Sch Dist Ser A (FSA Insd)                                   5.000       08/01/23          1,038,280
        2,000   Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)                 5.000       03/01/25          2,068,320
                                                                                                                   --------------
                                                                                                                      532,021,337
                                                                                                                   --------------

                PUERTO RICO 3.6%
        2,500   Childrens Tr Fd PR Tob Settlement Rev Asset Bkd Bd                        5.625       05/15/43          2,573,075
        5,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)         6.250       07/01/21          6,068,250
        4,000   Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)                      5.375       07/01/17          4,313,240
                                                                                                                   --------------
                                                                                                                       12,954,565
                                                                                                                   --------------

                U. S. VIRGIN ISLANDS 1.8%
        3,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A              6.375       10/01/19          3,275,670
        2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A              6.500       10/01/24          2,177,240
        1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
                (ACA Insd)                                                                6.125       10/01/29          1,076,850
                                                                                                                   --------------
                                                                                                                        6,529,760
                                                                                                                   --------------


   TOTAL LONG-TERM INVESTMENTS 155.4%
      (Cost $528,620,125)                                                                                             551,505,662

   TOTAL SHORT-TERM INVESTMENTS 1.1%
      (Cost $4,000,000)                                                                                                 4,000,000
                                                                                                                   --------------

   TOTAL INVESTMENTS 156.5%
      (Cost $532,620,125)                                                                                             555,505,662

   LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                                                          (444,361)

   PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (56.4%)                                                        (200,244,762)
                                                                                                                   --------------

   NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                $  354,816,539
                                                                                                                   ==============


                Percentages are calculated as a percentage of net assets applicable to common shares.
   *            Zero coupon bond
   (a)          The Trust owns 100% of the outstanding bond issuance.
   (b)          Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
   (c)          Securities purchased on a when-issued or delayed delivery basis.
   (d)          All or a portion of this security has been physically segregated in connection with open futures contracts.
   (e)          This security is restricted and may be resold only in
                transactions exempt from registration which are normally those transactions with qualified institutional buyers.
                The restricted security comprises 0.8% of net assets applicable to common shares.
   ACA        - American Capital Access
   AMBAC      - AMBAC Indemnity Corp.
   AMT        - Alternative Minimum Tax
   Asset Gty  - Asset Guaranty Insurance Co.
   CA MTG     - California Mortgage Insurance
   CIFG       - CDC IXIS Financial Guaranty
   Connie Lee - Connie Lee Insurance Co.
   FGIC       - Financial Guaranty Insurance Co.
   FNMA       - Federal National Mortgage Association
   FSA        - Financial Security Assurance Inc.
   GNMA       - Government National Mortgage Association
   MBIA       - Municipal Bond Investors Assurance Corp.
   Radian     - Radian Asset Assurance
   XLCA       - XL Capital Assurance Inc.



   FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:


   SHORT CONTRACTS:                                             CONTRACTS             UNREALIZED
                                                                                     APPRECIATION/
                                                                                     DEPRECIATION
   U.S. Treasury Notes 10-Year Futures September 2006                  286              ($403,961)
                                                               ------------          ------------
   (Current Notional Value of $106,031 per contract)


   SWAPS AGREEMENT OUTSTANDING AS OF JULY 31, 2006


   INTEREST RATE SWAPS                                                                                 NOTIONAL       UNREALIZED
                                                                  PAY/RECEIVE    FIXED   EXPIRATION     AMOUNT       APPRECIATION
   COUNTERPARTY   FLOTING RATE INDEX                             FLOATING RATE   RATE      DATE         (000)       /DEPRECIATION
   JP Morgan      USD-BMA Municipal Swap Index                     Receive      4.480%     9/28/2026     1,300        $  (29,305)
   JP Morgan      USD-BMA Municipal Swap Index                     Receive      4.249%     9/28/2016     3,760        $  (62,986)
   JP Morgan      USD-BMA Municipal Swap Index                     Receive      4.474%    10/03/2026     7,510        $ (162,693)
                                                                                                                      ----------
                                                                                                                      $ (254,984)
                                                                                                                      ==========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006